Net Income (Loss) Per Share	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Net Income (Loss) Per Share

(16) Net Loss Per Share

Basic earnings per share is computed by dividing net income for the period by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income for the period by the weighted-average number of common shares outstanding during the period, plus the dilutive effect of outstanding restricted stock-based awards, stock options, and shares issuable under the employee stock purchase plan using the treasury stock method.

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except number of shares and per share data):

	Successor	Predecessor
	Three months ended	Three months ended
	April 30, 2021	April 30, 2020
Net loss	$(37,405)	$(433,903)

Weighted average common shares outstanding:
Ordinary – Basic and Diluted (Predecessor)	*	100
Class A and B – Basic and Diluted (Successor)	4,000	*
Net loss per share
Loss per share:
Ordinary – Basic and Diluted (Predecessor)	*	$(4,334.70)
Class A and B – Basic and Diluted (Successor)	$(9.35)	*

*Not Applicable

Potential common shares related to participating rights in Notional Units in Evergreen have been excluded as the income generated for three months ended April 30, 2020 (Predecessor) is attributable to gains recognized upon emergence of bankruptcy, which the Notional Units did not participate in as they were cancelled at that time.

Warrants to purchase 705,882 common shares have been excluded from the successor period since, for periods of losses, the impact would be anti-dilutive and, for periods of income, no shares would be added to diluted earnings per share under the treasury stock method as the strike price of these awards are above the fair market value of underlying shares for all periods presented.

(21)Net Income (Loss) Per Share

Basic earnings per share is computed by dividing net income for the period by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income for the period by the weighted-average number of common shares outstanding during the period, plus the dilutive effect of outstanding restricted stock-based awards, stock options, and shares issuable under the employee stock purchase plan using the treasury stock method.

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except number of shares and per share data):

	Successor	Predecessor	Predecessor
	August 28, 2020	February 1, 2020	Year Ended	Year Ended
	through January 31,	through August 27,	January 31,	January 31,
	2020	2020	2020	2019
Net (loss) income	$(93,722)	$2,764,012	$(849,205)	$(399,839)
Weighted average common share outstanding:
Ordinary – Basic and Diluted (Predecessor	*	100	100	100
Class A – Basic and Diluted	3,840	*	*	*
Class B – Basic and Diluted	160	*	*	*
Net loss per share class (Successor only)
Net loss for Class A	$(89,973)	*	*	*
Loss on modifications of terms of participation rights held by other shareholders and warrants	(5,900)	*	*	*
Net loss attributable to Class A	$(95,873)	*	*	*
Net loss for Class B	$(3,749)	*	*	*
Gain on modifications of terms of participation rights held by other shareholders and warrants	5,900	*	*	*
Net income attributable to Class B	$2,151	*	*	*
(Losses) income per share:
Ordinary – Basic and Diluted (Predecessor)	*	$27,612.51	$(8,483.57)	$(3,994.40)
Class A – Basic and Diluted (Successor)	$(24.97)	*	*	*
Class B – Basic and Diluted (Successor)	$13.44	*	*	*

*Not Applicable

Potential common shares related to participating rights in Notional Units in Evergreen have been excluded as the income generated for period from February 1, 2020 through August 27, 2020 (Predecessor) is attributable to gains recognized upon emergence of bankruptcy, which the Notional Units did not participate in as they were cancelled at that time. Potential common shares related to participating rights in Notional Units in Evergreen for the predecessor fiscal years ended January 31, 2020 and 2019 as excluded from earnings per share as they are contingently issuable and the impact would be anti-dilutive.

Warrants to purchase 705,882 common shares have been excluded from the successor period since, for periods of losses, the impact would be anti-dilutive and, for periods of income, no shares would be added to diluted earnings per share under the treasury stock method as the strike price of these awards are above the fair market value of underlying shares for all periods presented.